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J.P. MORGAN SERIES TRUST

Supplement dated April 16, 2001 to the J.P. Morgan Institutional Enhanced Income Fund - Ultra Prospectus dated March 1, 2001

The first bullet point under the heading "Investing Directly" on page 6 is hereby replaced with the following:

- Determine the amount you are investing. The minimum amount for initial investments is $30,000,000 and for additional investments $25,000, although these minimums may be less for some investors. For more information on minimum investments, call 1-800-766-7722.